Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [Abstract]
Details of related parties

Related parties

Related parties
Associates	Woori Service Networks Co., Ltd., Korea Credit Bureau Co., Ltd., Korea Finance Security Co., Ltd., LOTTE CARD Co., Ltd, Chin Hung International Inc., 2016KIF-IMM Woori Bank Technology Venture Fund, K BANK Co., Ltd., Well to Sea No. 3 Private Equity Fund, and Others (Dongwoo C & C Co., Ltd. and other 31 associates)

Assets and liabilities from transactions with related parties

Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related party		A title of account	December 31, 2018	December 31, 2019
Associates	Woori Service Networks Co., Ltd.	Loans	69	23
		Loss allowance	—	(1)
		Deposits due to customers	1,967	1,881
		Accrued expenses	—	6

		Other liabilities	333	429
	Korea Credit Bureau Co., Ltd.	Loans	7	3
		Deposits due to customers	6,494	26

		Other liabilities	19	—
	Korea Finance Security Co., Ltd.	Loans	57	1,860
		Loss allowance	(4)	(3)

		Deposits due to customers	5,040	1,371
		Other liabilities	10	—
	Chin Hung International Inc.	Loans	411	244
		Loss allowance	(204)	(2)

		Deposits due to customers	11,605	5,381
		Other liabilities	2,974	321
	LOTTE CARD Co. Ltd.	Loans	—	7,500
		Loss allowance	—	(30)

		Deposits due to customers	—	2,726

	K BANK Co., Ltd.	Loans	190	141
		Account receivables	—	24
		Other assets	—	4
	Well to Sea No.3 Private Equity Fund	Loans	1,857	4,490

		Loss allowance	(9)	(8)
		Deposits due to customers	356	714
		Other liabilities	64	47
	Others(*)	Loans	4,783	84

		Loss allowance	(324)	(84)

		Other assets	9	338
		Deposits due to customers	8,049	5,577
		Other liabilities	165	172

(*)

Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2018 and 2019.

Gain or loss from transactions with related parties

Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related party		A title of account	2017	2018	2019
Corporation that has significant influence over the Group	KDIC	Interest expenses	15,331	—	—

Associates	Kumho Tire Co., Inc.(*1)	Interest income	2,641	1,098	—

		Fees income	5	—	—
		Interest expenses	1	—	—
		Impairment losses due to credit loss (reversal of allowance for credit loss)	155,997	(156,712)	—
	Woori Blackstone Korea Opportunity Private Equity Fund No.1(*2)	Fees income	6,225	—	—

	Woori Service Networks Co., Ltd.	Other income	30	30	32

		Interest expenses	24	14	20
		Reversal of allowance for credit loss	—	—	(3)
		Fees expenses	543	561	448
		Other expenses	507	580	1,423

	Korea Credit Bureau Co., Ltd.	Interest expenses	82	62	29
		Fees expenses	2,079	2,310	2,608

	Korea Finance Security Co., Ltd.	Interest expenses	12	12	9
		Provisions for allowance for credit loss	—	4	8
		Other expenses	—	146	112
	Chin Hung International Inc.	Interest income	364	—	—

		Fees income	1	—	—
		Interest expenses	27	43	35
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(4,265)	182	44
	STX Engine Co., Ltd.(*3)	Interest income	1,417	333	—

		Fees income	28	—	—
		Interest expenses	147	86	—

		Reversal of allowance for credit losses	(797)	(88,734)	—

	Samho International Co., Ltd.(*4)	Interest income	486	—	—
		Fees income	5	—	—
		Interest expenses	334	—	—

		Reversal of allowance for credit losses	(717)	—	—
	STX Corporation(*3)	Interest income	219	—	—
		Fees income	30	—	—
		Interest expenses	4	2	—
		Reversal of allowance for credit losses	(61,432)	(31,210)	—
	Woori Columbus 1st Private Equity Fund	Fees income	272	—	—

	LOTTE CARD Co., Ltd.	Interest income	—	—	213
		Fees income	—	—	593
		Interest expenses	—	—	53
		Provisions for allowance for credit loss	—	—	30

	K BANK Co., Ltd.	Fees income	—	1,134	1,468
		Other income	1,051	19	—
	Well to Sea No.3 Private Equity Fund	Interest income	982	2,179	1,774
		Interest expenses	4	9	11
		Impairment losses due to credit loss (reversal of allowance for credit loss)	39	(30)	(18)
	Others(*5, 6)	Interest income	—	233	—
		Fees income	—	23	1,281
		Other income	—	14	17
		Interest expenses	13	40	55
		Impairment losses due to credit loss (reversal of allowance for credit loss)	218	(147)	(5)

(*1)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*2)	The entity is excluded from the list of associates due to its liquidation during the year ended December 31, 2017.
(*3)	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
(*4)	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.
(*5)

Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, PCC-Woori LP Secondary Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2019.

(*6)

Others as of December 31, 2018 include Saman Corporation, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd, DAEA SNC Co., Ltd. etc. and others as of December 31, 2017 include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others .

Major loan transactions with related parties

Major loan transactions with related parties for the years ended December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
Related parties		Beginning balance	Loan	Collection	Others	Ending balance(*1)
Associates	Kumho Tire Co., Inc.(*2)	57,470	—	7,057	(50,413)	—
	Well to Sea No. 3 Private Equity Fund	73,810	16,857	88,810	—	1,857
	STX Engine Co., Ltd. (*3)	39,886	—	2,177	(37,709)	—

		For the year ended December 31, 2019
Related parties		Beginning balance	Loan	Collection	Others	Ending balance(*1)
Associates	Well to Sea No. 3 Private Equity Fund	1,857	2,633	—	—	4,490
	Korea Finance Security Co., Ltd.	—	1,800	—	—	1,800
	LOTTE CARD Co., Ltd.	—	7,500	—	—	7,500

(*1)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
(*2)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*3)	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.

Details of changes in major deposits due to customers with related parties

Details of changes in major deposits due to customers with related parties for the years ended December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
Related parties		Beginning balance	Borrowings	Repayment and others	Ending balance(*1)
Associates	Saman Corporation	2,334	102	—	2,436
	Woori Service Networks Co., Ltd	1,135	1,025	980	1,180
	Chin Hung International Inc	765	765	765	765
.	Korea Credit Bureau Co., Ltd.	4,000	12,000	10,000	6,000
	Partner One Value Up I Private Equity Fund	—	1,803	400	1,403
	Korea Finance Security Co., Ltd.	635	560	660	535
	STX Corporation(*2)	330	—	330	—
	STX Engine Co., Ltd.(*2)	10,256	—	10,256	—
	Kumho Tire Co., Inc.(*2)	37	—	37	—
	Hyunwoo International Co., Ltd.(*2)	41	—	41	—

		For the year ended December 31, 2019
Related parties		Beginning balance	Borrowings	Repayment and others	Ending balance(*1)
Associates	Saman Corporation	2,436	86	—	2,522
	Woori Service Networks Co., Ltd	1,180	1,460	1,460	1,180
	Chin Hung International Inc	765	400	765	400
.	Korea Credit Bureau Co., Ltd.	6,000	—	6,000	—
	Partner One Value Up I Private Equity Fund	1,403	1,617	1,870	1,150
	Korea Finance Security Co., Ltd.	535	25	560	—

(*1)	Details of payment between related parties and demand deposit due to customers etc. are excluded.
(*2)	Excluded from associates due to disposal during the previous year.

Guarantees provided to the related parties

Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019	Warranty
Korea Finance Security Co., Ltd.	203	400	Unused loan commitment
Korea Credit Bureau Co., Ltd.	28	32	Unused loan commitment
Woori Service Networks Co., Ltd.	131	177	Unused loan commitment
Chin Hung International Inc.	32,058	32,055	Unused loan commitment
K BANK Co., Ltd.	15	159	Unused loan commitment
Well to Sea No.3 Private Equity Fund	208,143	210,510	Unused loan commitment
LOTTE CARD Co. Ltd.	—	150,000	Unused loan commitment

There no recognized provisions for guarantees provided to the related parties as of December 31, 2018 and 2019, respectively.

Amount of derivatives-related commitments with the related parties
Amount of derivatives-related commitments with the related parties

	For the years ended December 31
Warrantee	2018	2019	Warranty
Well to Sea No.3 Private Equity Fund	439,243	584,377	Open interest

Compensation for key management
Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Short-term employee salaries	12,024	12,326	13,427
Retirement benefit service costs	472	489	783
Share-based compensation	—	—	2,494

Total	12,496	12,815	16,704

Key management includes registered executives and non-registered executives. Outstanding assets from transactions with key management amount to 2,816 million Won and 2,414 million Won, as of December 31, 2018 and 2019 respectively and with respect to the assets, the Group has not recognized any allowance nor related impairment loss due to credit losses. Also, liabilities from transaction with key management amount to 6,096 million Won and 6,543 million Won, respectively, as of December 31, 2018 and 2019.